Average Annual Total Returns - AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.		Feb. 26, 2021	Feb. 25, 2021
MSCI World Index (net) (reflects no deduction for fees, expenses or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
Average Annual Return:
1 Year	[1]		15.90%
5 Years	[1]		12.19%
10 Years	[1]		9.87%
FTSE NAREIT Equity REIT Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	[1]		(5.12%)
5 Years	[1]		6.70%
10 Years	[1]		9.27%
FTSE EPRA/NAREIT Developed Real Estate Index (net) (reflects no deduction for fees, expenses or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
Average Annual Return:
1 Year	[2]		(9.04%)
5 Years	[2]		3.74%
10 Years	[2]		5.44%
Class A
Average Annual Return:
1 Year	[3]	(9.51%)
5 Years	[3]	4.21%
10 Years	[3]	5.74%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	[3]		(9.72%)
5 Years	[3]		2.68%
10 Years	[3]		4.23%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	[3]		(5.58%)
5 Years	[3]		2.66%
10 Years	[3]		3.91%
Class C
Average Annual Return:
1 Year		(7.13%)
5 Years		4.33%
10 Years		5.42%
Advisor Class
Average Annual Return:
1 Year		(5.28%)
5 Years		5.39%
10 Years		6.48%
Class R
Average Annual Return:
1 Year		(5.79%)
5 Years		4.79%
10 Years		5.89%
Class K
Average Annual Return:
1 Year		(5.48%)
5 Years		5.10%
10 Years		6.21%
Class I
Average Annual Return:
1 Year		(5.10%)
5 Years		5.50%
10 Years		6.59%

[1]	The MSCI World Index (net) provides broad-based information about the performance of global markets. The FTSE NAREIT Equity REIT Index provides more information about the performance of REITs in the U.S.
[2]	The FTSE EPRA/NAREIT Developed Real Estate Index provides more information about the performance of REITs in global markets. Performance returns for the FTSE EPRA/NAREIT Developed Real Estate Index (net) are calculated applying dividend withholding tax rates applicable to non-resident persons who do not benefit from double taxation treaties.
[3]	After-tax returns:–

Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–

Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–

Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.